Material Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Material Accounting Policies [abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the consolidated financial statements:

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting”, as issued by the International Accounting Standards Board.

They do not include all of the information required for a complete set of annual financial statements and should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2025. The accounting policies applied are consistent with those applied in the Company’s annual consolidated financial statements for the year ended December 31, 2025, except as otherwise disclosed. In the opinion of the Company’s management, the accompanying unaudited condensed consolidated interim financial statements include all adjustments necessary to fairly present the Company’s financial position and results of operations for the interim periods presented.

The operating cycle
b.	The operating cycle:
The operating cycle of the Company is one year.
Consolidated financial statements
c.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control of a company is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control over the other entity. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the Subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intra-Group balances and transactions and gains or losses resulting from intra-Group transactions are eliminated in full in the consolidated financial statements.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

Functional currency and foreign currency
d.	Functional currency and foreign currency:

The functional currency of the Company and its subsidiaries, which best reflects the primary economic environment in which the Group operates, is the U.S. dollar (“USD” or “$”).

Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions exchange rates at transaction dates and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) historical exchange rates. Currency transaction gains and losses are presented in the financial income net, as appropriate.

Business Combinations
e.	Business Combinations:

The Company applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred by the former owners of the acquiree, and the equity interests issued by the Company. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree, and the fair value of the acquirer’s previously held equity interest (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed

Contingent liabilities incurred by the former owners in a business combination are measured at fair value at the acquisition date. If this earn-out arrangement is classified as a financial liability, it is remeasured at fair value at each subsequent reporting date. The fair value of the earn-out liability is determined using Level 3 fair value measurements (probability-weighted discounted cash flows) based on expected occurrence of the events that contractually trigger payment of these contingent liabilities.